EQUITY INCENTIVE PLAN (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares reserved and available for issuance	2,645,684
Weighted-average grant-date fair value	$ 10.67
Unrecognized compensation expense	$ 407
Compensation recognition period	18 months
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant-date fair value		$ 10.67
Unrecognized compensation expense	$ 325
Compensation recognition period	18 months
Other liabilities		$ 243